Post-employment benefits - Defined benefit obligations (Detail) - Present value of defined benefit obligation - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 1,659	€ 1,605
Service cost	31	29
Interest cost	52	65
Employee contributions	4	4
Actuarial (gains) / losses
- demographic assumptions	(1)	0
- financial assumptions	(49)	20
- experience adjustment	1	9
(Negative) past service cost	13	(7)
Settlements	(331)	1
Benefits paid from plan	(103)	(63)
Benefits paid directly by employer	(36)	(36)
Translation differences and other	(60)	32
Net defined benefit liability (asset) at end of period	€ 1,180	€ 1,659